UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stratix Asset Management, LP

Address:  280 Park Avenue, 24th Floor
          New York, New York

13F File Number: 028-11260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ed Grinacoff
Title:    Chief Financial Officer
Phone:    212-878-8980

Signature, Place and Date of Signing:


/s/ Ed Grinacoff                   New York, New York         May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  94

Form 13F Information Table Value Total:  $386,012
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                         Name
--------------------                         ----

(1) 028-12014                                The Stratix Master Fund

                                                     FORM 13F INFORMATION TABLE

                                                    Stratix Asset Management, LP
                                                           March 31, 2007
COLUMN 1                          COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6      COL 7        COLUMN 8

NAME OF ISSUER                 TITLE OF CLASS   CUSIP        VALUE    SH/       SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
                                                            (X1000)   PRN AMT   PRN CALL   DISCRETION      MANGRS  SOLE SHARED  NONE
ACTIONS SEMICONDUCTOR CO LTD        ADR         00507E107    4,060      549,349 SH         SHARED-DEFINED  (1)           549,349
ADOBE SYS INC                       COM         00724F101   11,885      285,000 SH         SHARED-DEFINED  (1)           285,000
ADVANCED ANALOGIC TECHNOLOGI        COM         00752J108      841      127,760 SH         SHARED-DEFINED  (1)           127,760
ADVANCED MICRO DEVICES INC          COM         007903107      896          750 SH  PUT    SHARED-DEFINED  (1)               750
ADVANCED MICRO DEVICES INC          COM         007903107      202        1,000 SH  PUT    SHARED-DEFINED  (1)             1,000
ANADIGICS INC                       COM         032515108      591       50,000 SH         SHARED-DEFINED  (1)            50,000
ANALOG DEVICES INC                  COM         032654105    1,380       40,000 SH         SHARED-DEFINED  (1)            40,000
APPLE INC                           COM         037833100    1,184       12,740 SH         SHARED-DEFINED  (1)            12,740
ATHEROS COMMUNICATIONS INC          COM         04743P108    1,197       50,000 SH         SHARED-DEFINED  (1)            50,000
AU OPTRONICS CORP              SPONSORED ADR    002255107    1,073       75,000 SH         SHARED-DEFINED  (1)            75,000
AVICI SYS INC                     COM NEW       05367L802      571       50,000 SH         SHARED-DEFINED  (1)            50,000
BAIDU COM INC                  SPON ADR REP A   056752108      288          200 SH  CALL   SHARED-DEFINED  (1)               200
BEST BUY INC                        COM         086516101    6,334      130,000 SH         SHARED-DEFINED  (1)           130,000
BROADCOM CORP                       CL A        111320107    4,473      139,473 SH         SHARED-DEFINED  (1)           139,473
BROCADE COMMUNICATIONS SYS I        COM         111621108      476       50,000 SH         SHARED-DEFINED  (1)            50,000
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    7,770      214,694 SH         SHARED-DEFINED  (1)           214,694
CHIQUITA BRANDS INTL INC            COM         170032809      701       50,000 SH         SHARED-DEFINED  (1)            50,000
CIENA CORP                        COM NEW       171779309    6,127      219,200 SH         SHARED-DEFINED  (1)           219,200
CISCO SYS INC                       COM         17275R102   21,386      837,700 SH         SHARED-DEFINED  (1)           837,700
CNET NETWORKS INC                   COM         12613R104      261       30,000 SH         SHARED-DEFINED  (1)            30,000
COGNOS INC                          COM         19244C109    5,377      136,500 SH         SHARED-DEFINED  (1)           136,500
CONOCOPHILLIPS                      COM         20825C104    9,569      140,000 SH         SHARED-DEFINED  (1)           140,000
CORNING INC                         COM         219350105   15,453      679,552 SH         SHARED-DEFINED  (1)           679,552
CREDENCE SYS CORP                   COM         225302108      968      292,500 SH         SHARED-DEFINED  (1)           292,500
DELCATH SYS INC                     COM         24661P104      323       75,000 SH         SHARED-DEFINED  (1)            75,000
DELL INC                            COM         24702R101    1,393       60,000 SH         SHARED-DEFINED  (1)            60,000
DOUBLE-TAKE SOFTWARE INC            COM         258598101      405       30,000 SH         SHARED-DEFINED  (1)            30,000
E M C CORP MASS                     COM         268648102   10,666      770,085 SH         SHARED-DEFINED  (1)           770,085
EBAY INC                            COM         278642103      829       25,000 SH         SHARED-DEFINED  (1)            25,000
ERICSSON L M TEL CO             ADR B SEK 10    294821608      556       15,000 SH         SHARED-DEFINED  (1)            15,000
EXXON MOBIL CORP                    COM         30231G102    3,773       50,000 SH         SHARED-DEFINED  (1)            50,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      596        7,600 SH         SHARED-DEFINED  (1)             7,600
FRONTIER OIL CORP                   COM         35914P105    6,009      184,100 SH         SHARED-DEFINED  (1)           184,100
GAMESTOP CORP NEW                   CL A        36467W109    1,629       50,000 SH         SHARED-DEFINED  (1)            50,000
GAP INC DEL                         COM         364760108    5,249      305,000 SH         SHARED-DEFINED  (1)           305,000
GARMIN LTD                          ORD         G37260109      542       10,000 SH         SHARED-DEFINED  (1)            10,000
GENESCO INC                         COM         371532102      415       10,000 SH         SHARED-DEFINED  (1)            10,000
GENESIS MICROCHIP INC DEL           COM         37184C103    4,073      438,400 SH         SHARED-DEFINED  (1)           438,400
GMARKET INC                       SPON ADR      38012G100    1,037       59,700 SH         SHARED-DEFINED  (1)            59,700
GOOGLE INC                          CL A        38259P508    1,031        2,250 SH         SHARED-DEFINED  (1)             2,250
HEWLETT PACKARD CO                  COM         428236103   27,825      693,200 SH         SHARED-DEFINED  (1)           693,200
HOME INNS & HOTELS MGMT INC       SPON ADR      43713W107      199        5,481 SH         SHARED-DEFINED  (1)             5,481
HUNT J B TRANS SVCS INC             COM         445658107      262       10,000 SH         SHARED-DEFINED  (1)            10,000
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103   15,505      995,800 SH         SHARED-DEFINED  (1)           995,800
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103    1,103        3,500 SH  CALL   SHARED-DEFINED  (1)             3,500
INTERNATIONAL BUSINESS MACHS        COM         459200101      213        1,000 SH  PUT    SHARED-DEFINED  (1)             1,000
INTERSIL CORP                       CL A        46069S109    1,325       50,000 SH         SHARED-DEFINED  (1)            50,000
ISHARES TR                     FTSE XNHUA IDX   464287184      512        5,000 SH         SHARED-DEFINED  (1)             5,000
LAM RESEARCH CORP                   COM         512807108    7,133      150,679 SH         SHARED-DEFINED  (1)           150,679
LCC INTERNATIONAL INC               CL A        501810105      126       30,000 SH         SHARED-DEFINED  (1)            30,000
LINKTONE LTD                        ADR         535925101       73       21,927 SH         SHARED-DEFINED  (1)            21,927
LJ INTL INC                         ORD         G55312105    4,280      421,303 SH         SHARED-DEFINED  (1)           421,303
MARATHON OIL CORP                   COM         565849106   10,496      106,200 SH         SHARED-DEFINED  (1)           106,200
MARVELL TECHNOLOGY GROUP LTD        ORD         G5876H105    1,513       90,000 SH         SHARED-DEFINED  (1)            90,000
MEMC ELECTR MATLS INC               COM         552715104    9,087      150,000 SH         SHARED-DEFINED  (1)           150,000
MEMC ELECTR MATLS INC               COM         552715104    2,650        2,000 SH  CALL   SHARED-DEFINED  (1)             2,000
MICROSOFT CORP                      COM         594918104      236          500 SH  PUT    SHARED-DEFINED  (1)               500
MOTOROLA INC                        COM         620076109    1,414       80,000 SH         SHARED-DEFINED  (1)            80,000
NATIONAL SEMICONDUCTOR CORP         COM         637640103   35,655    1,477,000 SH         SHARED-DEFINED  (1)         1,477,000
NETEASE COM INC                SPONSORED ADR    64110W102      266       15,000 SH         SHARED-DEFINED  (1)            15,000
NVIDIA CORP                         COM         67066G104    2,446       85,000 SH         SHARED-DEFINED  (1)            85,000
OMNIVISION TECHNOLOGIES INC         COM         682128103      233       18,000 SH         SHARED-DEFINED  (1)            18,000
ON SEMICONDUCTOR CORP               COM         682189105   10,735    1,203,472 SH         SHARED-DEFINED  (1)         1,203,472
OPNEXT INC                          COM         68375V105    3,164      213,898 SH         SHARED-DEFINED  (1)           213,898
PALM INC NEW                        COM         696643105      399       22,000 SH         SHARED-DEFINED  (1)            22,000
PENNY J C INC                       COM         708160106      822       10,000 SH         SHARED-DEFINED  (1)            10,000
PHOTRONICS INC                      COM         719405102      787       50,593 SH         SHARED-DEFINED  (1)            50,593
QIMONDA AG                     SPONSORED ADR    746904101    1,292       90,000 SH         SHARED-DEFINED  (1)            90,000
QUALCOMM INC                        COM         747525103    1,493       35,000 SH         SHARED-DEFINED  (1)            35,000
QUALCOMM INC                        COM         747525103      465        1,500 SH  CALL   SHARED-DEFINED  (1)             1,500
QUANTA SVCS INC                     COM         74762E102      631       25,000 SH         SHARED-DEFINED  (1)            25,000
RAMBUS INC DEL                      COM         750917106      997       46,901 SH         SHARED-DEFINED  (1)            46,901
RESEARCH IN MOTION LTD              COM         760975102    2,184       16,000 SH         SHARED-DEFINED  (1)            16,000
SALESFORCE COM INC                  COM         79466L302    6,406      149,600 SH         SHARED-DEFINED  (1)           149,600
SANDISK CORP                        COM         80004C101   21,370      487,900 SH         SHARED-DEFINED  (1)           487,900
SANDISK CORP                        COM         80004C101      473          750 SH  CALL   SHARED-DEFINED  (1)               750
SANDISK CORP                        COM         80004C101      475        1,000 SH  CALL   SHARED-DEFINED  (1)             1,000
SANDISK CORP                        COM         80004C101    1,120        1,000 SH  CALL   SHARED-DEFINED  (1)             1,000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      904       15,000 SH         SHARED-DEFINED  (1)            15,000
SIGMA DESIGNS INC                   COM         826565103    3,087      117,544 SH         SHARED-DEFINED  (1)           117,544
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR    82706C108    3,265      145,000 SH         SHARED-DEFINED  (1)           145,000
SMART MODULAR TECHNOLOGIES I      ORD SHS       G82245104      460       35,970 SH         SHARED-DEFINED  (1)            35,970
SOHU COM INC                        COM         83408W103      536       25,000 SH         SHARED-DEFINED  (1)            25,000
SYNAPTICS INC                       COM         87157D109      640       25,000 SH         SHARED-DEFINED  (1)            25,000
SYNTAX BRILLIAN CORP                COM         87163L103      812       96,700 SH         SHARED-DEFINED  (1)            96,700
TAKE-TWO INTERACTIVE SOFTWAR        COM         874054109   16,362      812,413 SH         SHARED-DEFINED  (1)           812,413
THQ INC                           COM NEW       872443403      855       25,000 SH         SHARED-DEFINED  (1)            25,000
TRIDENT MICROSYSTEMS INC            COM         895919108   18,629      928,650 SH         SHARED-DEFINED  (1)           928,650
TWEETER HOME ENTMT GROUP INC        COM         901167106      203      125,000 SH         SHARED-DEFINED  (1)           125,000
UNITED MICROELECTRONICS CORP   SPONSORED ADR    910873207      509      160,000 SH         SHARED-DEFINED  (1)           160,000
VALERO ENERGY CORP NEW              COM         91913Y100    1,612       25,000 SH         SHARED-DEFINED  (1)            25,000
VERIGY LTD                          SHS         Y93691106   19,411      827,043 SH         SHARED-DEFINED  (1)           827,043
WEBSIDESTORY INC                    COM         947685103    1,095       84,565 SH         SHARED-DEFINED  (1)            84,565
XYRATEX LTD                         COM         G98268108      678       28,400 SH         SHARED-DEFINED  (1)            28,400

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